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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess   Greenwich, CT    11/12/04
  ---------------------  (City, State)     (Date)
           (Name)

Report Type (Check only one.):
------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 41 Items

Form 13F Information Table Value Total: $427,729 (thousands)

List of Other Included Managers:        Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                             TOTAL                                                        VOTING
                                                              FMV        TOTAL                INVESTMENT       OTHER    AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X $1,000)    SHARES     SH/PRN     DISCRETION      MANAGERS    SOLE
----------------------------- --------------- ----------- ---------- ----------- ----------- -------------- ----------- ----------
AFFILIATED MANAGERS GROUP INC       COM        8252108        20,881    390,000       SH         SOLE           NONE      390,000
ACE LTD                             ORD        G0070K103       3,405     85,000       SH         SOLE           NONE       85,000
AMERITRADE HOLDING CORP             COM        03074K100       9,425    784,732       SH         SOLE           NONE      784,732
AMERICAN INTL GROUP INC             COM        026874107      14,278    210,000       SH         SOLE           NONE      210,000
ASSURANT INC                        COM        04621X108       8,941    343,900       SH         SOLE           NONE      343,900
ASTORIA FINL CORP                   COM        46265104        4,032    113,600       SH         SOLE           NONE      113,600
ARCHIPELAGO HLDG INC                COM        03957A104       1,429     97,900       SH         SOLE           NONE       97,900
BANK NEW YORK INC                   COM        064057102      17,581    602,700       SH         SOLE           NONE      602,700
CITIGROUP INC                       COM        172967101      42,382    960,600       SH         SOLE           NONE      960,600
CONSECO INC                       COM NEW      208464883      27,405  1,551,800       SH         SOLE           NONE    1,551,800
DIRECT GEN CORP                     COM        25456W204         766     26,500       SH         SOLE           NONE       26,500
E TRADE FINANCIAL CORP              COM        269246104      17,039  1,492,000       SH         SOLE           NONE    1,492,000
FIDELITY NATL FINL INC              COM        316326107       7,033    184,600       SH         SOLE           NONE      184,600
FIFTH THIRD BANCORP                 COM        316773100       7,629    155,000       SH         SOLE           NONE      155,000
GOLDMAN SACHS GROUP INC             COM        38141G104       9,734    104,400       SH         SOLE           NONE      104,400
GREATER BAY BANCORP                 COM        391648102           9        300       SH         SOLE           NONE          300
HARTFORD FINL SVCS GROUP INC        COM        416515104       7,432    120,000       SH         SOLE           NONE      120,000
JANUS CAP GROUP INC                 COM        47102X105       1,181     86,800       SH         SOLE           NONE       86,800
J P MORGAN & CHASE & CO             COM        46625H100      31,852    801,700       SH         SOLE           NONE      801,700
LEHMAN BROS HLDGS INC               COM        524908100       7,183     90,100       SH         SOLE           NONE       90,100
LEVITT CORP                         CLA        52742P108       1,927     82,150       SH         SOLE           NONE       82,150
MBNA CORP                           COM        55262L100       9,120    361,900       SH         SOLE           NONE      361,900
MERRILL LYNCH & CO INC              COM        590188108       7,403    148,900       SH         SOLE           NONE      148,900
MORGAN STANLEY                    COM NEW      617446448       6,902    140,000       SH         SOLE           NONE      140,000
NATIONAL COMMERCE FINL CORP         COM        63545P104       3,558    104,000       SH         SOLE           NONE      104,000
NEW YORK CMNTY BANCORP INC          COM        649445103      13,940    678,692       SH         SOLE           NONE      678,692
PLATINUM UNDERWRITER HLDGS L        COM        G7127P100       6,486    221,500       SH         SOLE           NONE      221,500
PMI GROUP INC                       COM        69344M101      15,704    387,000       SH         SOLE           NONE      387,000
RADIAN GROUP INC                    COM        750236101      25,792    557,900       SH         SOLE           NONE      557,900
REGIONS FINANCIAL CORP NEW          COM        7591EP100       2,302     69,630       SH         SOLE           NONE       69,630
RENAISSANCERE HOLDINGS LTD          COM        G7496G103       3,611     70,000       SH         SOLE           NONE       70,000
SCHWAB CHARLES CORP NEW             COM        808513105       4,227    460,000       SH         SOLE           NONE      460,000
SUNTRUST BKS INC                    COM        867914103       7,745    110,000       SH         SOLE           NONE      110,000
UCBH HOLDINGS INC                   COM        90262T308       6,935    177,500       SH         SOLE           NONE      177,500
UNIONBANCAL CORP                    COM        908906100       5,539     93,540       SH         SOLE           NONE       93,540
UNUMPROVIDENT CORP                  COM        91529Y106       2,242    142,900       SH         SOLE           NONE      142,900
US BANCORP DEL                      COM        902973304      22,747    787,100       SH         SOLE           NONE      787,100
U S B HLDG INC                      COM        902910108       3,715    146,963       SH         SOLE           NONE      146,963
WACHOVIA CORP 2ND NEW               COM        929903102      26,762    570,000       SH         SOLE           NONE      570,000
WASHINGTON MUT INC                  COM        939322103       9,541    244,150       SH         SOLE           NONE      244,150
WILLIS GROUP HOLDINGS LTD           SHS        G96655108       1,915     51,200       SH         SOLE           NONE       51,200
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